Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of equity interest in subsidiaries
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2025	December 31, 2024	December 31, 2023

Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico	Exploration and production (1)
VX Ventures Asociación en Participación (“VX Ventures AenP”)	100%	100%	100%	Mexico	Holding company
Vista Argentina (2)	100%	100%	100%	Argentina	Exploration and production (1)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry
Aleph Midstream S.A. (“Aleph”) (2)	—	100%	100%	Argentina	Services (3)
AFBN S.R.L. (“AFBN”) (2)	—	100%	100%	Argentina	Exploration and production (1)
Vista Energy International S.A. (“VEISA”)	100%	—	—	Uruguay	Trader
Vista Lach (4)	100%	—	—	Argentina	Exploration and production (1)

(1)	Its refers to the exploration and production of Natural gas and Crude oil.
(2)	Since January 1, 2025 Aleph and AFBN were merged with Vista Argentina.
(3)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
(4)	See Note 1.2.2 and 32.

Summary of useful lives of property plant and equipment
The Company’s remainder items of property, plant and equipment are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years
Land does not depreciate.